UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21931

Name of Fund: BlackRock Real Asset Equity Trust (BCF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Real Asset Equity Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—94.8%
		Common Stocks—94.8%
		Chemicals—9.1%
65,000		Agrium, Inc.	$4,187,300
135,900	[1]	Air Products & Chemicals, Inc.	12,233,718
132,100		Celanese Corp., Ser. A	4,911,478
231,025		Dow Chemical Co. (The)	8,931,427
551,479		E.I. du Pont de Nemours & Co.	24,915,821
12,200	[2]	Mosaic Co. (The)	1,110,322
229,000		Olin Corp.	4,692,210
67,000		Potash Corp. of Saskatchewan	9,438,960
155,800		Praxair, Inc.	12,605,778
210,600		Rohm & Haas Co.	11,235,510

		Total Chemicals	94,262,524

		Coal—4.7%
160,000	[1]	Arch Coal, Inc.	7,040,000
259,779	[1]	Consol Energy, Inc.	18,963,867
347,000	[1]	Massey Energy Co.	12,901,460
15,780	[2]	Patriot Coal Corp.	627,255
181,400	[1]	Peabody Energy Corp.	9,799,228

		Total Coal	49,331,810

		Electric—0.5%
126,500	[2]	NRG Energy, Inc.	4,881,635

		Forest Products & Paper—7.7%
561,000	[1]	Intl. Paper Co.	18,092,250
610,000		MeadWestvaco Corp.	17,080,000
19,005		Mondi Ltd.	165,248
47,512		Mondi Plc	365,830
468,400		Temple-Inland, Inc.	8,782,500
471,200		Votorantim Celulose e Papel S.A. (ADR)	13,923,960
326,700		Weyerhauser Co.	22,124,124

		Total Forest Products & Paper	80,533,912

		Iron & Steel—0.6%
47,900		Allegheny Technologies, Inc.	3,372,160
47,366		Carpenter Technology Corp.	2,919,640

		Total Iron & Steel	6,291,800

		Machinery—2.7%
313,625		Caterpillar, Inc.	22,311,283
70,966		Deere & Co.	6,227,976

		Total Machinery	28,539,259

		Metal—0.5%
2,684,600		Jiangxi Copper Co. Ltd.	4,729,817

		Mining—38.3%
198,000		Aber Diamond Corp.	4,880,733
278,750		African Rainbow Minerals Ltd.	5,668,732
150,000	[1,2]	Agnico-Eagle Mines Ltd.	9,462,000
1,000,000	[2]	Alamos Gold, Inc.	6,971,764
151,550	[1]	Alcoa, Inc.	5,016,305
1,956,400		Alumina Ltd.	9,213,660
172,945		Anglo American Plc	9,556,212
45,700		Anglo Platinum Ltd.	6,631,148
107,100	[1]	Barrick Gold Corp.	5,514,579
936,700		BHP Billiton Plc	28,325,368
137,700	[1]	Cia de Minas Buenaventura S.A. (ADR)	9,225,900
980,000	[1]	Cia Vale do Rio Doce (ADR)	29,380,400
20,250		Eramet	10,527,916
234,000		First Quantum Minerals Ltd.	17,523,490
96,800	[1]	Freeport-McMoRan Copper & Gold, Inc.	8,618,104
202,750	[1]	Goldcorp, Inc.	7,546,355
1,302,500		Iluka Resources Ltd.	5,333,652
560,200		Impala Platinum Holdings Ltd.	21,286,855
546,669		Industrias Penoles SA de CV	12,620,565
715,900		Jubille Mines NL	14,650,538
251,400		Kazakhmys Plc	6,128,892
1,357,650	[2]	Lihir Gold Ltd.	4,419,469
60,700		Lonmin Plc	3,533,337
1,860,950		Minara Resources Ltd.	8,426,080
1,504,804		Minsur S.A.	3,231,725
19,250		MMC Norilsk Nickel	4,676,477
2,700		MMC Norilsk Nickel (ADR)	658,741

Shares		Description	Value

		Mining— (cont’d)
63,900	[1]	Newmont Mining Corp.	$3,472,326
2,209,050		Oxiana Ltd.	6,132,168
362,036		Rio Tinto Plc	36,247,712
34,300		Southern Copper Corp.	3,218,712
806,450		Straits Resources Ltd.	4,670,019
390,300		Teck Cominco Ltd., Class B	12,742,427
432,700		Vedanta Resources Plc	15,710,943
419,332		Xstrata Plc	32,285,598
6,639,750		Zijin Mining Group Co. Ltd.	7,967,732
1,761,300		Zinifex Ltd.	16,673,859

		Total Mining	398,150,493

		Oil & Gas—22.6%
87,800	[1]	Apache Corp.	8,379,632
58,808	[2]	ATP Oil & Gas Corp.	2,213,533
363,000		BG Group Plc	8,008,563
74,500	[1,2]	Bill Barrett Corp.	3,111,865
135,475	[2]	Cairn Energy Plc	6,957,156
84,400		Canadian Natural Resources Ltd.	5,377,124
150,884		Chesapeake Energy Corp.	5,617,411
332,600	[2]	Compton Petroleum Corp.	3,203,269
41,400		ConocoPhillips	3,325,248
235,000		Crescent Point Energy Trust	5,734,276
92,900	[2]	Denbury Resources, Inc.	2,350,370
61,600		Devon Energy Corp.	5,234,768
67,800		EnCana Corp.	4,489,038
58,900	[1]	ENSCO Intl., Inc.	3,010,968
129,500		EOG Resources, Inc.	11,331,250
73,700	[2]	Forest Oil Corp.	3,332,714
367,800	[2]	Galleon Energy, Inc.	5,260,304
253,900	[1]	Helmerich & Payne, Inc.	9,957,958
86,200	[2]	Heritage Oil Corp.	3,834,164
120,900	[1]	Hess Corp.	10,981,347
145,600		Marathon Oil Corp.	6,821,360
55,900		Murphy Oil Corp.	4,110,886
136,500	[2]	Newfield Exploration Co.	6,808,620
149,000		Nexen, Inc.	4,265,000
157,100		Noble Corp.	6,876,267
113,600	[1]	Noble Energy, Inc.	8,245,088
106,100		Occidental Petroleum Corp.	7,201,007
15,600		PetroChina Co. Ltd. (ADR)	2,218,788
87,800		Petroleo Brasileiro S.A. (ADR)	9,758,092
89,400	[2]	Plains Exploration & Production Co.	4,348,416
101,300	[2]	Pride Intl., Inc.	3,212,223
112,900	[2]	Quicksilver Resources, Inc.	6,416,107
179,500		Range Resources Corp.	9,373,490
164,300	[2]	SeaDrill Ltd.	3,442,373
86,300	[2]	Southwestern Energy Co.	4,825,033
174,336		StatoilHydro ASA	4,590,470
35,300		StatoilHydro ASA (ADR)	927,331
77,600		Suncor Energy, Inc.	7,292,848
36,100		Total S.A. (ADR)	2,627,358
136,400	[2]	TriStar Oil & Gas Ltd.	1,711,708
126,000	[2]	TXCO Resources, Inc.	1,593,900
138,200	[2]	Unit Corp.	6,926,584
92,272	[2]	Warren Resources, Inc.	1,173,700
171,625		XTO Energy, Inc.	8,914,203

		Total Oil & Gas	235,391,810

		Oil & Gas Services—6.7%
107,200	[2]	Cameron Intl. Corp.	4,315,872
70,800	[2]	Cie Generale de Geophysique-Veritas (ADR)	3,304,944
103,200	[2]	Core Laboratories N.V.	11,630,640
55,502	[2]	Exterran Holdings, Inc.	3,620,950
124,378	[1,2]	FMC Technologies, Inc.	5,990,044
139,900	[2]	Helix Energy Solutions Group, Inc.	5,172,103
186,634	[1,2]	Hercules Offshore, Inc.	4,301,914
109,200	[1]	Schlumberger Ltd.	8,240,232
56,900	[1]	Smith Intl., Inc.	3,084,549
78,655	[2]	Transocean, Inc.	9,643,103

1

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock Real Asset Equity Trust (BCF) (continued) (Percentages shown are based on Net Assets)

Shares		Description	Value

		Oil & Gas Services— (cont’d)
166,200	[2]	Weatherford Intl. Ltd.	$10,272,822

		Total Oil & Gas Services	69,577,173

		Pipelines—1.2%
101,800		Equitable Resources, Inc.	5,675,350
138,000	[1]	Questar Corp.	7,025,580

		Total Pipelines	12,700,930

		Savings & Loan—0.2%
156,133	[2]	Guaranty Financial Group, Inc.	2,170,249

		Total Common Stocks (cost $788,901,924)	986,561,412

		SHORT-TERM INVESTMENTS—5.8%
		Money Market Fund—3.4%
35,223,705	[3]	Fidelity Institutional Money Market Prime Portfolio, 3.96%	35,223,705

Principal Amount (000)

		U.S. Government and Agency Discount Notes—2.4%
$25,100	[4]	Federal Home Loan Bank Disc. Notes, 2.00% 2/01/08	25,100,000

		Total Short-Term Investments (cost $60,323,705)	60,323,705

Contracts

	OUTSTANDING CALL OPTION PURCHASED—0.0%
1,000	Cia Vale do Rio Doce (ADR), strike price $35, expires 03/24/08 (cost $26,500)	87,500

	Total investments before outstanding options written (cost $849,252,1295)	1,046,972,617

	OUTSTANDING OPTIONS WRITTEN—(1.1)%
	OUTSTANDING CALL OPTIONS WRITTEN—(0.9)%
(92,000)	African Rainbow Minerals Ltd., strike price 154.50 ZAR, expires 03/04/08	(82,344)
(50,000)	Agnico-Eagle Mines Ltd., strike price $58, expires 03/20/08	(395,035)
(21,500)	Agrium, Inc., strike price $64, expires 02/22/08	(85,951)
(310)	Air Products & Chemicals, Inc., strike price $100, expires 03/24/08	(24,025)
(250)	Alcoa, Inc., strike price $40, expires 04/21/08	(10,000)
(160)	Allegheny Technologies, Inc., strike price $75, expires 03/24/08	(56,000)
(645,000)	Alumina Ltd., strike price 6.95 AUD, expires 02/12/08	(126)
(20,000)	Anglo American Plc, strike price 31.64 GBP, expires 02/20/08	(20,389)
(37,000)	Anglo American Plc, strike price 36.43 GBP, expires 02/05/08	(7)
(15,000)	Anglo Platinum Ltd., strike price 1 ZAR, expires 03/04/08	(249,738)
(200)	Apache Corp., strike price $115, expires 02/18/08	(2,500)
(175)	Arch Coal, Inc., strike price $45, expires 02/18/08	(28,000)
(350)	Arch Coal, Inc., strike price $45, expires 04/21/08	(124,250)
(100)	ATP Oil & Gas Corp., strike price $50, expires 03/24/08	(1,500)
(100)	ATP Oil & Gas Corp., strike price $55, expires 03/24/08	(3,000)
(350)	Barrick Gold Corp., strike price $55, expires 03/24/08	(83,125)
(10,000)	BG Group Plc, strike price 11.10 GBP, expires 04/01/08	(15,506)
(50,000)	BG Group Plc, strike price 11.71 GBP, expires 03/04/08	(32,043)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(59,000)	BG Group Plc, strike price 9.66 GBP, expires 02/20/08	$(175,210)
(156,000)	BHP Billiton Plc, strike price 15.98 GBP, expires 02/20/08	(148,457)
(153,000)	BHP Billiton Plc, strike price 17.36 GBP, expires 02/05/08	(1,288)
(250)	Bill Barrett Corp., strike price $45, expires 03/24/08	(36,250)
(22,000)	Cairn Energy Plc, strike price 22.53 GBP, expires 02/06/08	(144,800)
(22,000)	Cairn Energy Plc, strike price 32.04 GBP, expires 03/04/08	(5,798)
(200)	Cameron Intl., Corp., strike price $52.50, expires 05/19/08	(13,000)
(75)	Canadian Natural Resources Ltd., strike price $80, expires 02/18/08	(375)
(150)	Canadian Natural Resources Ltd., strike price $85, expires 03/24/08	(2,250)
(72)	Carpenter Technology Corp., strike price $80, expires 03/24/08	(1,800)
(80)	Carpenter Technology Corp., strike price $82.50, expires 03/24/08	(1,000)
(450)	Caterpillar, Inc., strike price $75, expires 02/18/08	(16,650)
(350)	Caterpillar, Inc., strike price $75, expires 03/24/08	(54,075)
(250)	Caterpillar, Inc., strike price $80, expires 02/18/08	(1,125)
(19,000)	Celanese Corp., Ser. A, strike price $41, expires 02/27/08	(11,047)
(250)	Celanese Corp., Ser. A, strike price $45, expires 03/24/08	(7,500)
(100)	Chesapeake Energy Corp., strike price $37.50, expires 03/24/08	(15,000)
(250)	Chesapeake Energy Corp., strike price $40, expires 04/21/08	(20,625)
(250)	Chesapeake Energy Corp., strike price $41, expires 03/28/08	(12,050)
(450)	Cia de Minas Buenaventura S.A. (ADR), strike price $60, expires 03/24/08	(398,250)
(1,000)	Cia Vale do Rio Doce (ADR), strike price $37.50, expires 03/24/08	(45,000)
(100)	ConocoPhillips, strike price $85, expires 05/19/08	(30,300)
(500)	Consol Energy, Inc., strike price $70, expires 04/21/08	(442,500)
(144)	Consol Energy, Inc., strike price $80, expires 02/18/08	(12,960)
(250)	Consol Energy, Inc., strike price $90, expires 03/24/08	(22,500)
(200)	Core Laboratories N.V., strike price $130, expires 03/24/08	(25,500)
(100)	Deere & Co., strike price $100, expires 02/18/08	(3,750)
(125)	Deere & Co., strike price $90, expires 03/24/08	(66,250)
(100)	Deere & Co., strike price $92.50, expires 03/24/08	(43,000)
(200)	Denbury Resources, Inc., strike price $32.50, expires 03/24/08	(3,500)
(5,500)	Devon Energy Corp., strike price $93, expires 02/22/08	(3,092)
(250)	Dow Chemical Co. (The), strike price $43.63, expires 02/04/08	(7)
(250)	Dow Chemical Co. (The), strike price $45, expires 03/24/08	(5,000)
(250)	Dow Chemical Co. (The), strike price $50, expires 03/24/08	(1,875)

2

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock Real Asset Equity Trust (BCF) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(50,000)	E.I. Du Pont De Nemours & Co., strike price $46.25, expires 03/20/08	$(70,405)
(250)	E.I. Du Pont De Nemours & Co., strike price $47.50, expires 02/18/08	(6,250)
(250)	E.I. Du Pont De Nemours & Co., strike price $50, expires 04/21/08	(13,750)
(250)	E.I. du Pont de Nemours & Co., strike price $52.50, expires 04/21/08	(5,000)
(100)	EnCana Corp., strike price $70, expires 03/24/08	(16,500)
(100)	EnCana Corp., strike price $70, expires 04/21/08	(23,750)
(22,500)	ENSCO Intl., Inc., strike price $60, expires 02/22/08	(3,883)
(100)	ENSCO Intl., Inc., strike price $65, expires 03/24/08	(2,500)
(18,000)	EOG Resources, Inc., strike price $92.50, expires 02/29/08	(34,436)
(250)	EOG Resources, Inc., strike price $95, expires 04/21/08	(68,750)
(50)	Equitable Resources, Inc., strike price $55, expires 02/18/08	(6,375)
(100)	Equitable Resources, Inc., strike price $55, expires 03/24/08	(24,000)
(6,700)	Eramet, strike price 319.20 EUR, expires 02/05/08	(270,326)
(90)	Exterran Holdings, Inc., strike price $90, expires 02/18/08	(1,575)
(150)	First Quantum Minerals Ltd., strike price 100 CAD, expires 04/21/08	(13,072)
(200)	First Quantum Minerals Ltd., strike price 98 CAD, expires 04/21/08	(19,919)
(200)	FMC Technologies, Inc., strike price $60, expires 02/18/08	(2,500)
(220)	FMC Technologies, Inc., strike price $65, expires 02/18/08	(2,200)
(250)	Forest Oil Corp., strike price $50, expires 02/18/08	(3,750)
(200)	Freeport-McMoRan Copper & Gold, Inc., strike price $100, expires 03/24/08	(64,000)
(75,000)	Galleon Energy, Inc., strike price 16.25 CAD, expires 03/20/08	(23,418)
(350)	Goldcorp, Inc., strike price $35, expires 04/21/08	(171,500)
(570)	Goldcorp, Inc., strike price $40, expires 04/21/08	(145,350)
(500)	Guaranty Financial Group, Inc., strike price $15, expires 03/24/08	(67,500)
(200)	Guaranty Financial Group, Inc., strike price $15, expires 05/19/08	(37,000)
(30)	Helix Energy Solutions Group, Inc., strike price $45, expires 02/18/08	(300)
(100)	Helix Energy Solutions Group, Inc., strike price $45, expires 03/24/08	(3,000)
(25,000)	Helmerich & Payne, Inc., strike price $36, expires 02/15/08	(88,133)
(58,000)	Helmerich & Payne, Inc., strike price $41, expires 02/29/08	(65,528)
(280)	Hercules Offshore, Inc., strike price $25, expires 03/24/08	(25,900)
(200)	Hess Corp., strike price $100, expires 03/24/08	(58,000)
(200)	Hess Corp., strike price $105, expires 02/18/08	(7,000)
(185,000)	Impala Platinum Holdings Ltd., strike price 260 ZAR, expires 03/04/08	(900,526)
(180,000)	Industrias Penoles SA de CV, strike price 249.90 MXN, expires 02/27/08	(344,966)
(500)	Intl. Paper Co., strike price $32.50, expires 03/24/08	(73,750)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(250)	Intl. Paper Co., strike price $37.50, expires 04/21/08	$(8,750)
(886,000)	Jiangxi Copper Co. Ltd., strike price 20.03 HKD, expires 02/12/08	(398)
(44,000)	Kazakhmys Plc, strike price 13.39 GBP, expires 02/20/08	(21,867)
(43,833)	Kazakhmys Plc, strike price 13.91 GBP, expires 02/05/08	(1,426)
(448,000)	Lihir Gold Ltd., strike price 4.51 AUD, expires 02/12/08	(3,488)
(20,000)	Lonmin Plc, strike price 32.69 GBP, expires 03/04/08	(21,137)
(200)	Marathon Oil Corp., strike price $60, expires 04/21/08	(6,000)
(20,000)	Marathon Oil Corp., strike price $63, expires 02/29/08	(182)
(50)	Massey Energy Co., strike price $40, expires 02/18/08	(5,500)
(300)	Massey Energy Co., strike price $40, expires 03/24/08	(65,250)
(1,000)	MeadWestvaco Corp., strike price $34, expires 02/22/08	(35,850)
(615,000)	Minara Resources Ltd., strike price 6.63 AUD, expires 02/12/08	(148)
(2,700)	MMC Norilsk Nickel, strike price $325.50, expires 02/05/08	—
(25)	Mosaic Co. (The), strike price $100, expires 02/18/08	(4,813)
(100)	Murphy Oil Corp., strike price $80, expires 03/24/08	(15,500)
(100)	Newfield Exploration Co., strike price $50, expires 03/24/08	(30,000)
(150)	Newfield Exploration Co., strike price $55, expires 02/18/08	(4,500)
(225)	Newfield Exploration Co., strike price $60, expires 03/24/08	(6,750)
(210)	Newmont Mining Corp., strike price $52.50, expires 03/24/08	(100,800)
(500)	Nexen, Inc., strike price 34 CAD, expires 02/18/08	(4,482)
(16,000)	Noble Corp., strike price $57.50, expires 03/05/08	(650)
(160)	Noble Corp., strike price $60, expires 03/24/08	(1,200)
(14,000)	Noble Energy, Inc., strike price $82, expires 02/27/08	(5,531)
(20,000)	Noble Energy, Inc., strike price $82.50, expires 02/20/08	(16,588)
(300)	NRG Energy, Inc., strike price $40, expires 03/24/08	(45,000)
(100)	NRG Energy, Inc., strike price $45, expires 03/24/08	(4,500)
(100)	Occidental Petroleum Corp., strike price $75, expires 02/18/08	(2,250)
(125)	Occidental Petroleum Corp., strike price $75.38, expires 03/26/08	(24,498)
(100)	Occidental Petroleum Corp., strike price $80, expires 05/19/08	(16,750)
(250)	Olin Corp., strike price $22.50, expires 02/18/08	(1,875)
(250)	Olin Corp., strike price $22.50, expires 03/24/08	(8,750)
(729,000)	Oxiana Ltd., strike price 3.96 AUD, expires 02/12/08	(218)
(50)	Patriot Coal Corp., strike price $40, expires 03/24/08	(15,625)
(500)	Peabody Energy Corp., strike price $60, expires 03/24/08	(93,750)
(300)	Petroleo Brasileiro S.A. (ADR), strike price $120, expires 02/18/08	(46,500)

3

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock Real Asset Equity Trust (BCF) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(100)	Plains Exploration & Production Co., strike price $60, expires 02/18/08	$(750)
(17,500)	Plains Exploration & Production Co., strike price $60, expires 03/20/08	(3,601)
(175)	Potash Corp. of Saskatchewan, strike price $135, expires 03/24/08	(264,250)
(100)	Potash Corp. of Saskatchewan, strike price $160, expires 02/18/08	(8,500)
(140)	Praxair, Inc., strike price $90, expires 02/18/08	(1,750)
(100)	Praxair, Inc., strike price $90, expires 04/21/08	(16,750)
(200)	Pride Intl., Inc., strike price $35, expires 04/21/08	(22,000)
(100)	Pride Intl., Inc., strike price $40, expires 04/21/08	(2,750)
(250)	Questar Corp., strike price $55, expires 04/21/08	(37,500)
(200)	Quicksilver Resources, Inc., strike price $32.50, expires 02/18/08	(5,000)
(100)	Quicksilver Resources, Inc., strike price $32.50, expires 03/24/08	(13,250)
(100)	Range Resources Corp., strike price $55, expires 02/18/08	(9,250)
(428)	Range Resources Corp., strike price $55, expires 03/24/08	(103,790)
(55,000)	Rio Tinto Plc, strike price 54.82 GBP, expires 02/20/08	(176,155)
(64,000)	Rio Tinto Plc, strike price 58.08 GBP, expires 03/04/08	(183,203)
(350)	Rohm & Haas Co., strike price $55, expires 03/24/08	(45,500)
(100)	Rohm & Haas Co., strike price $55, expires 04/21/08	(19,000)
(250)	Rohm & Haas Co., strike price $60, expires 02/29/08	(2,637)
(200)	Schlumberger Ltd., strike price $95, expires 05/19/08	(25,000)
(41,000)	SeaDrill Ltd., strike price 129.04 NOK, expires 04/01/08	(27,196)
(20,000)	SeaDrill Ltd., strike price 130 NOK, expires 03/04/08	(5,778)
(160)	Smith Intl., Inc., strike price $65.50, expires 02/12/08	(822)
(65)	Southern Copper Corp., strike price $105, expires 03/24/08	(15,925)
(50)	Southern Copper Corp., strike price $120, expires 03/24/08	(2,250)
(60)	Southwestern Energy Co., strike price $60, expires 02/18/08	(3,450)
(100)	Southwestern Energy Co., strike price $60, expires 03/24/08	(19,750)
(200)	Southwestern Energy Co., strike price $65, expires 06/23/08	(53,000)
(266,000)	Straits Resources Ltd., strike price 6.38 AUD, expires 02/12/08	(80,868)
(250)	Suncor Energy, Inc., strike price $110, expires 03/24/08	(24,375)
(700)	Teck Cominco Ltd., Class B, strike price 44 CAD, expires 02/18/08	(7,669)
(300)	Teck Cominco Ltd., Class B, strike price 46 CAD, expires 02/18/08	(3,287)
(1,500)	Temple-Inland, Inc., strike price $20, expires 03/24/08	(131,250)
(120)	Total S.A. (ADR), strike price $90, expires 02/18/08	(1,500)
(100)	Transocean, Inc., strike price $140, expires 03/24/08	(20,750)
(150)	Transocean, Inc., strike price $150, expires 02/18/08	(19,125)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(15,000)	TXCO Resources, Inc., strike price $14, expires 02/22/08	$(7,670)
(100)	TXCO Resources, Inc., strike price $15, expires 05/19/08	(7,750)
(250)	Unit Corp., strike price $55, expires 06/23/08	(50,625)
(143,000)	Vedanta Resources Plc, strike price 21.64 GBP, expires 02/05/08	(192)
(250)	Votorantim Celulose e Papel S.A. (ADR), strike price $28, expires 04/08/08	(89,625)
(100,000)	Votorantim Celulose e Papel S.A. (ADR), strike price $30.95, expires 03/31/08	(203,420)
(100)	Warren Resources, Inc., strike price $14.25, expires 02/27/08	(4,086)
(220)	Warren Resources, Inc., strike price $15, expires 02/18/08	(2,750)
(250)	Weatherford Intl. Ltd., strike price $70, expires 02/18/08	(4,375)
(250)	Weatherford Intl. Ltd., strike price $70, expires 03/24/08	(34,375)
(25,000)	Weyerhauser Co., strike price $77.50, expires 02/22/08	(7,108)
(250)	Weyerhauser Co., strike price $79, expires 02/29/08	(7,045)
(62,000)	Xstrata Plc, strike price 36.44 GBP, expires 02/06/08	(315,517)
(70,500)	Xstrata Plc, strike price 37.40 GBP, expires 03/04/08	(482,257)
(56,500)	XTO Energy, Inc., strike price $54.50, expires 02/29/08	(81,428)
(1,100,000)	Zijin Mining Group Co. Ltd., strike price 10.81 HKD, expires 05/07/08	(140,747)
(1,100,000)	Zijin Mining Group Co. Ltd., strike price 10.93 HKD, expires 02/12/08	(18,771)
(300,000)	Zinifex Ltd., strike price 11.58 AUD, expires 05/07/08	(107,867)

	Total Outstanding Call Options Written (premium received $13,089,508)	(9,193,900)

	OUTSTANDING PUT OPTIONS WRITTEN—(0.2)%
(100)	Air Products & Chemicals, Inc., strike price $90, expires 02/18/08	(22,750)
(150)	Bill Barrett Corp., strike price $40, expires 02/18/08	(12,375)
(48,500)	Cairn Energy Plc, strike price 28.24 GBP, expires 02/07/08	(236,693)
(150)	Chesapeake Energy Corp., strike price $37.50, expires 02/18/08	(13,500)
(250)	Cie Generale de Geophysique-Veritas (ADR), strike price $50, expires 02/18/08	(101,250)
(250)	Cie Generale de Geophysique-Veritas (ADR), strike price $55, expires 02/18/08	(213,750)
(150)	Consol Energy, Inc., strike price $60, expires 02/18/08	(6,000)
(200)	Deere & Co., strike price $75, expires 02/18/08	(13,000)
(250)	Deere & Co., strike price $80, expires 02/18/08	(35,625)
(300)	Denbury Resources, Inc., strike price $28.50, expires 02/07/08	(96,690)
(150)	Devon Energy Corp., strike price $80, expires 02/18/08	(10,875)
(100)	EnCana Corp., strike price $60, expires 02/18/08	(2,500)
(500)	EnCana Corp., strike price $65, expires 02/18/08	(71,250)
(100)	ENSCO Intl., Inc., strike price $45, expires 02/18/08	(3,000)

4

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock Real Asset Equity Trust (BCF) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING PUT OPTIONS WRITTEN— (cont’d)
(150)	Equitable Resources, Inc., strike price $50, expires 02/18/08	$(4,125)
(200)	Exterran Holdings, Inc., strike price $75, expires 02/18/08	(206,000)
(250)	FMC Technologies, Inc., strike price $45, expires 02/18/08	(28,750)
(220)	FMC Technologies, Inc., strike price $55, expires 02/18/08	(157,300)
(750)	Forest Oil Corp., strike price $45, expires 02/18/08	(86,250)
(250)	Hess Corp., strike price $75, expires 02/18/08	(5,000)
(100)	Hess Corp., strike price $85, expires 02/18/08	(14,250)
(60)	Mosaic Co. (The), strike price $70, expires 02/18/08	(2,400)
(60)	Mosaic Co. (The), strike price $75, expires 02/18/08	(4,350)
(100)	Murphy Oil Corp., strike price $70, expires 02/18/08	(10,750)
(300)	Noble Energy, Inc., strike price $75, expires 02/18/08	(103,500)
(200)	NRG Energy, Inc., strike price $40, expires 02/18/08	(38,500)
(250)	Occidental Petroleum Corp., strike price $70, expires 02/18/08	(90,000)
(250)	Olin Corp., strike price $17.50, expires 02/18/08	(2,500)
(100)	Peabody Energy Corp., strike price $50, expires 02/18/08	(10,250)
(100)	Peabody Energy Corp., strike price $55, expires 02/18/08	(31,000)
(200)	Praxair, Inc., strike price $65, expires 02/18/08	(3,000)
(200)	Schlumberger Ltd., strike price $70, expires 02/18/08	(15,000)
(200)	Schlumberger Ltd., strike price $90, expires 02/18/08	(293,000)
(30,000)	SeaDrill Ltd., strike price 116.61 NOK, expires 03/04/08	(42,744)
(27,500)	SeaDrill Ltd., strike price 121.52 NOK, expires 02/14/08	(47,070)
(200)	Smith Intl., Inc., strike price $52.50, expires 02/18/08	(26,500)
(250)	Smith Intl., Inc., strike price $55, expires 02/18/08	(62,500)
(200)	Smith Intl., Inc., strike price $65, expires 02/18/08	(219,000)
(450)	StatoilHydro ASA (ADR), strike price $28.50, expires 02/11/08	(105,723)
(100)	Total S.A. (ADR), strike price $65, expires 02/18/08	(4,750)
(150)	Total S.A. (ADR), strike price $80, expires 02/18/08	(113,250)
(300)	Unit Corp., strike price $40, expires 03/24/08	(3,750)
(100)	Unit Corp., strike price $45, expires 02/18/08	(1,250)
(100)	Warren Resources, Inc., strike price $12.50, expires 02/18/08	(4,500)
(100)	Weatherford Intl. Ltd., strike price $60, expires 02/18/08	(16,750)

	Total Outstanding Put Options Written (premium received $1,450,188)	(2,592,970)

	Total Outstanding Options Written (premium received $14,539,696)	(11,786,870)

Value

Total investments net of outstanding options written—99.5%	$1,035,185,747
Other assets in excess of liabilities—0.5%	5,478,583

Net Assets—100.0%	$1,040,664,330

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[2]	Non-income producing security.

[3]	Represents current yield as of January 31, 2008.

[4]	Rate shown is the yield to maturity as of the date of purchase.

[5]

Cost for federal income tax purposes is $852,911,254. The net unrealized appreciation on a tax basis is $194,061,363, consisting of $222,247,750 gross unrealized appreciation and $28,186,387 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
ZAR	—	South African Rand

5

Item 2 – Controls and Procedures

2(a)–     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Real Asset Equity Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Real Asset Equity Trust

Date: March 24, 2008